Offerings - Offering: 1	Dec. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0002 per share
Maximum Aggregate Offering Price	$ 33,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,557.30
Offering Note	Includes (i) 2,000,000 shares of Class A Ordinary Shares to be sold by the Registrant, (ii) an aggregate of 1,900,000 Class A Ordinary Shares owned by the Selling Shareholders and (ii) an aggregate of 1,600,000 ordinary shares being registered by the Resale shareholders.Such amount is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 and reflects the maximum offering price of securities registered hereunder.